Stockholders Equity Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of shares vested		974	$ 987	$ 3,687
2004 Plan [Member]
Vested during the year		234,500	127,250	341,650
Fair value per share (weighted average)	$ 3.75		$ 9.36	$ 13.06
Part 2004 Plan And Part 2012 Plan [Member]
Granted and vested	150,000	150,000